INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2016	2015	2014

Loss for the year	$274,425	$180,846	$1,162,626

Recovery of income tax at statutory tax rate	91,624	61,488	395,293
Foreign tax rate differential	680	(53,894)	(59,081)
Income (Losses) not subject to tax	3,693	256,993	-
Expenses not deductible for tax	(56)	(667)	(113)
Capital Loss on sale of Subsidiary	-	2,809,770	4,876,036
Others	(204,762)	(236,157)	(176,765)
Change in valuation allowance	108,821	(2,837,533)	(5,035,371)
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As at December 31,	2016	2015	2014
Deferred tax asset
Non-capital loss carryforwards	$4,586,813	$4,685,529	$4,661,550
Capital loss carryforwards	8,683,468	8,683,468	5,873,699
Investments	-	-	-
Capital assets	56,437	62,700	62,385
Others	153,513	163,899	160,429
Total:	$13,480,231	$13,595,596	$10,758,062
Valuation allowance	(13,480,231)	(13,595,596)	(10,758,062)

Summary of Operating Loss Carryforwards [Table Text Block]
2025	$97,637
2026	223,603
2027	1,874,027
2028	3,340,280
2029	406,098
2030	952,212
2031	1,552,580
2032	1,482,729
2033	864,640
2034	667,373
2035	520,362
2036	238,250
Total:	$12,219,791

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2016	2015	2014
Unrecognized tax benefit - January 1	$213,309	$213,309	$213,309
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$213,309	$213,309